Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Net earned premiums	$ 27,343	$ 30,077	$ 35,543
Net investment income	7,000	7,561	8,249
Net realized gains on investments, excluding other-than-temporary impairment losses	838	371	320
Total other-than-temporary impairment losses	0	(6)	(40)
Portion of net loss recognized in other comprehensive income, before taxes	0	0	19
Net other-than-temporary impairment losses recognized in earnings	0	(6)	(21)
Amortization of deferred gain on disposal of businesses	398	436	480
Fees and other income	139	155	140
Total revenues	35,718	38,594	44,711
Benefits, losses and expenses
Policyholder benefits	21,281	19,617	32,214
Amortization of deferred acquisition costs	248	477	328
Underwriting, general and administrative expenses	9,687	11,977	10,618
Total benefits, losses and expenses	31,216	32,071	43,160
Income before provision (benefit) for income taxes	4,502	6,523	1,551
Provision (benefit) for income taxes	929	1,639	(227)
Net income	$ 3,573	$ 4,884	$ 1,778